CONSOLIDATED STATEMENTS OF EQUITY (Parenthetical) - Sep. 30, 2020	$ / ¥	Total
Consolidated Statements Of Equity [Parenthetical] [Abstract]
Foreign Currency Exchange Rate, Translation	6.8101	6.8100